Retirement benefit obligations - Balance sheet (Details) - CHF (SFr)	Jun. 30, 2023	Dec. 31, 2022
Defined benefit plans
Net defined benefit (liability) asset	SFr (125,863)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(8,495,027)	SFr (7,682,529)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	SFr 8,369,164	7,867,835
Effect of asset ceiling
Defined benefit plans
Net defined benefit (liability) asset		SFr (185,306)